Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment  [ X ]; Amendment Number: One
This Amendment (Check only one.):	[ X ] is a restatement.
					[  ] adds new holdings entries

Institutional Manager Filing this Report:

Name: 	Lingohr & Partner North America, Inc.
	1390 E 23rd Avenue
	Eugene, OR	97403

Form 13F File Number:028-14539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Volker Engelbert
Title:		President
Phone:		541-342-3342



Signature, Place and Date of Signing:

Volker Engelbert ____________	Eugene, OR 			03/08/2012__
[Signature]			[City, State]			[Date]



Report Type  (Check only one.):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[X] 	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number		Name
028-14540			Lingohr & Partner Assest Management GmbH